SUPPLEMENT TO THE STATEMENT OF ADDITIONAL INFORMATION
OF
WELLS FARGO INTERNATIONAL AND GLOBAL EQUITY FUNDS
For the Wells Fargo International Equity Fund (the “Fund”)

Effective on March 1, 2022, the information with respect to the Fund in the management fee table in the section entitled “Manager and Class-Level Administrator” will be replaced with the following:

Fund		Fee
International Equity Fund	First $1B Next $1B Next $2B Next $1B Next $5B Over $10B	0.800% 0.750% 0.725% 0.700% 0.690% 0.680%

June 1, 2021